Related parties - Related Party Transactions (Details) $ in Millions	12 Months Ended
	Mar. 31, 2026 JPY (¥)	Mar. 31, 2025 JPY (¥)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2026 USD ($)	Sep. 01, 2025 JPY (¥)
Disclosure of transactions between related parties [line items]
Percentage of entity's revenue	5.00%
Cash repayments of advances and loans from related parties	¥ 17,758,000,000	¥ 7,887,000,000	¥ 0
Parent company
Disclosure of transactions between related parties [line items]
Business management service fee	0	397,000,000	458,000,000
Total for all subsidiaries
Disclosure of transactions between related parties [line items]
Borrowing	2,524,000,000	751,000,000
Interest Expense, Related Party Transactions	144,000,000	21,000,000	0
Total for all subsidiaries | Line Of Credit 6,000 Million
Disclosure of transactions between related parties [line items]
Borrowing	¥ 0	0
Borrowings, interest rate	1.75%			1.75%
Total for all subsidiaries | Line Of Credit 2,400 Million
Disclosure of transactions between related parties [line items]
Borrowing	¥ 2,024,000,000	¥ 751,000,000
Line or credit, aggregate commitments	¥ 2,554,000,000			$ 16
Borrowings, interest rate	5.92%	5.69%		5.92%
Total for all subsidiaries | Line Of Credit 5,000 Million
Disclosure of transactions between related parties [line items]
Line or credit, aggregate commitments	¥ 5,000,000,000	¥ 6,000,000,000			¥ 500,000,000
Borrowings, interest rate					9.50%
Associates of parent company
Disclosure of transactions between related parties [line items]
Provision Of Sales Service, Amounts Payables, Related Party Transactions	3,000,000	5,000,000
Transaction revenue	8,314,000,000	6,396,000,000	847,000,000
Cost of sales	8,555,000,000	6,377,000,000	844,000,000
Provision Of Sales Service, Related Party Transactions	¥ 42,000,000	¥ 42,000,000	¥ 26,000,000